UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       750 Lexington Avenue, 22nd Floor
               New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen Miller
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller                      New York, NY         2/16/04
------------------------------          -------------        --------
     [Signature]                        [City, State]        [Date]

Report Type (Check only one.):
--------------------------------------------------------------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         62
Form 13F Information Table Value Total:         296,244
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC


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         Issuer              Class                    CUSIP        Value   SH/PRN  SH   PUT   Inv        Other   SOLE  SHARED  NONE
                                                                (x$1000)      AMT /PRN /CALL  Discr       Mgr
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                       COM                 885535104        490     60000 SH          DEFINED    01     60000
------------------------------------------------------------------------------------------------------------------------------------
3M CO                           COM                 88579Y101        255      3000       PUT   DEFINED    01      3000
------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO          CL A                002896207        247     10000 SH          DEFINED    01     10000
------------------------------------------------------------------------------------------------------------------------------------
ALEXION PHARMACEUTICALS INC     NOTE  5.750% 3/1    015351AB5        915   1000000 PRN         DEFINED    01                1000000
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  COM                 023135106        526     10000       PUT   DEFINED    01     10000
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                       NOTE         3/0    031162AE0       9276  12350000 PRN         DEFINED    01               12350000
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL      CL B                084670207        211        75 SH          DEFINED    01        75
------------------------------------------------------------------------------------------------------------------------------------
BLUE RHINO CORP                 COM                 095811105        333     24000 SH          DEFINED    01     24000
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                   DBCV  2.000% 4/1    143658AN2       1583   1350000 PRN         DEFINED    01                1350000
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                   NOTE        10/2    143658AS1      13030  18500000 PRN         DEFINED    01               18500000
------------------------------------------------------------------------------------------------------------------------------------
CBRL GROUP INC                  NOTE         4/0    12489VAB2       4668   9600000 PRN         DEFINED    01                9600000
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                      COM                 171779101        984    150000       PUT   DEFINED    01    150000
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                   COM                 172967101       3738     77000       CALL  DEFINED    01     77000
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE FINANCIAL CORP      NOTE         2/0    222372AE4       8778   7300000 PRN         DEFINED    01                7300000
------------------------------------------------------------------------------------------------------------------------------------
CSX CORP                        DBCV        10/3    126408GA5      16109  19000000 PRN         DEFINED    01               19000000
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                  NOTE  2.125% 4/1    254687AU0       8143   7700000 PRN         DEFINED    01                7700000
------------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP                NOTE  1.750% 5/1    264399EJ1       8983   8700000 PRN         DEFINED    01                8700000
------------------------------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL CORP          COM                 269246104        127     10000 SH          DEFINED    01     10000
------------------------------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL CORP          NOTE  6.000% 2/0    269246AB0       6637   6500000 PRN         DEFINED    01                6500000
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                        COM                 278642103       1744     27000       PUT   DEFINED    01     27000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA SYS NEW         COM                 285661104       2454    100000       PUT   DEFINED    01    100000
------------------------------------------------------------------------------------------------------------------------------------
ENZON PHARMACEUTICALS INC       NOTE  4.500% 7/0    293904AB4       6125   7000000 PRN         DEFINED    01                7000000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MLS INC                 DBCV        10/2    370334AU8       5380   7700000 PRN         DEFINED    01                7700000
------------------------------------------------------------------------------------------------------------------------------------
HASBRO INC                      DBCV  2.750%12/0    418056AN7      12873  10950000 PRN         DEFINED    01               10950000
------------------------------------------------------------------------------------------------------------------------------------
HCC INS HLDGS INC               NOTE  1.300% 4/0    404132AB8       3476   3300000 PRN         DEFINED    01                3300000
------------------------------------------------------------------------------------------------------------------------------------
HEALTH MGMT ASSOC INC NEW       NOTE         1/2    421933AD4       8036   8650000 PRN         DEFINED    01                8650000
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP              NOTE  3.375% 4/1    432848AZ2      10368   9600000 PRN         DEFINED    01                9600000
------------------------------------------------------------------------------------------------------------------------------------
IDEC PHARMACEUTICALS CORP       NOTE         4/2    449370AE5       3555   5900000 PRN         DEFINED    01                5900000
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC                 NOTE  5.500% 3/0    45245WAD1        806    800000 PRN         DEFINED    01                 800000
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                      COM                 458140100        962     30000       PUT   DEFINED    01     30000
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER CORP    NOTE  4.250% 7/1    460254AE5       3188   3200000 PRN         DEFINED    01                3200000
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                   DBCV         6/2    460146BM4       7721  14200000 PRN         DEFINED    01               14200000
------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP AMER HLDGS      NOTE         9/1    50540RAC6       5525   7750000 PRN         DEFINED    01                7750000
------------------------------------------------------------------------------------------------------------------------------------
LEAR CORP                       NOTE         2/2    521865AG0      11051  21200000 PRN         DEFINED    01               21200000
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC                  NOTE         6/0    524901AG0       6147   9700000 PRN         DEFINED    01                9700000
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     NOTE         4/0    526057AF1      11740  16600000 PRN         DEFINED    01               16600000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW          COM SER A           530718105       1373    115500 SH          DEFINED    01    115500
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                   NOTE  0.861%10/1    548661CG0       8584   8100000 PRN         DEFINED    01                8100000
------------------------------------------------------------------------------------------------------------------------------------
MANPOWER INC                    DBCV         8/1    56418HAC4       3053   4400000 PRN         DEFINED    01                4400000
------------------------------------------------------------------------------------------------------------------------------------
MASCO CORP                      NOTE         7/2    574599AW6       7832  17700000 PRN         DEFINED    01               17700000
------------------------------------------------------------------------------------------------------------------------------------
MASCO CORP                      COM                 574599106        965     35200       PUT   DEFINED    01     35200
------------------------------------------------------------------------------------------------------------------------------------
MAXIM INTEGRATED PRODS INC      COM                 57772K101       1487     30000       PUT   DEFINED    01     30000
------------------------------------------------------------------------------------------------------------------------------------
MAXXAM INC                      COM                 577913106        267     14100 SH          DEFINED    01     14100
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC                        COM                 55262C100        237      4000       PUT   DEFINED    01      4000
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC                   DBCV  1.250% 9/1    585055AB2       6710   6550000 PRN         DEFINED    01                6550000
------------------------------------------------------------------------------------------------------------------------------------
NEWS AMER INC                   NOTE         2/2    652482AZ3       5215   9250000 PRN         DEFINED    01                9250000
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC               NOTE         7/3    681919AM8       9744   9600000 PRN         DEFINED    01                9600000
------------------------------------------------------------------------------------------------------------------------------------
REGENERON PHARMACEUTICALS       NOTE  5.500%10/1    75886FAB3       2839   3000000 PRN         DEFINED    01                3000000
------------------------------------------------------------------------------------------------------------------------------------

ROYAL CARIBBEAN CRUISES LTD     NOTE         2/0    780153AK8       5694  11900000 PRN         DEFINED    01               11900000
------------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD     NOTE         5/1    780153AM4       3770   6500000 PRN         DEFINED    01                6500000
------------------------------------------------------------------------------------------------------------------------------------
SANMINA SCI CORP                SDCV         9/1    800907AD9       4932   9600000 PRN         DEFINED    01                9600000
------------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                  NOTE        11/2    834182AL1       4207   7300000 PRN         DEFINED    01                7300000
------------------------------------------------------------------------------------------------------------------------------------
SPX CORP                        NOTE         2/0    784635AD6       9060  13500000 PRN         DEFINED    01               13500000
------------------------------------------------------------------------------------------------------------------------------------
SUPERVALU INC                   NOTE        11/0    868536AP8       3399  10500000 PRN         DEFINED    01               10500000
------------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP                  SDCV  2.000%12/1    878237AC0       4115   4100000 PRN         DEFINED    01                4100000
------------------------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE CORP           COM                 88033G100        899     56000 SH          DEFINED    01     56000
------------------------------------------------------------------------------------------------------------------------------------
TJX COS INC NEW                 NOTE         2/1    872540AL3       6589   7900000 PRN         DEFINED    01                7900000
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL GROUP S A             DBCV  2.750% 1/1    902118BF4       9371   7350000 PRN         DEFINED    01                7350000
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW             902973304       1468     50000       CALL  DEFINED    01     50000
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                     COM                 931422109        910     25000       PUT   DEFINED    01     25000
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                     COM                 931422109        782     21500 SH          DEFINED    01     21500
------------------------------------------------------------------------------------------------------------------------------------
XEROX CORP                      PFD CONV SER C      984121509       6556     50625 SH          DEFINED    01                  50625
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                                                                  314994



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